OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of other assets [Abstract]
OTHER ASSETS
16.	OTHER ASSETS

	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Finance lease receivables (see Note 18)	403	476
Other assets	82	82

	485	558

The Group leases instruments as part of its business. For details of future minimum finance lease receivables with non-cancellable terms, please refer to Note 18.